Auditors' Fee (Tables)	12 Months Ended
Dec. 31, 2020
Auditors fees expenses

	Year Ended December 31,
	2020	2019
Ernst & Young AB
Audit services	4,449	645
Other audit activities	3,774	3,343
Other services	0	98
Total	8,223	4,086

KPMG
Audit services	102	—
Other audit activities	2,552	—
Total	2,654	—

Other auditors
Audit services	102	—
Total	102	—

Total audit fee	10,979	4,086

Parent Company
Auditors fees expenses

	Year Ended December 31,
	2020	2019
Ernst & Young AB
Audit services	4,449	645
Other audit activities	3,774	3,343
Other services	0	98
Total	8,223	4,086